Taxes (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Taxes [Line Items]
Profits tax at a rate	16.50%	16.50%	16.50%
Withholding taxes
Unrecognized tax benefits
Hong Kong [Member]
Taxes [Line Items]
Profits tax at a rate	16.50%